Income Taxes (Details Narrative) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax expenses		$ 445,793
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax expenses		355,916
Tax receivables		6,863
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Income tax expenses		98,641
Tax receivables		$ 1,902